SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2021
SUBSEQUENT EVENTS
NOTE 11. SUBSEQUENT EVENTS

NOTE 11. SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before consolidated financial statements are issued, the Company has evaluated subsequent events through the date of issuance of the financial data included herein. There have been no subsequent events that occurred during such period that would require disclosure in this Annual Report on Form 20-F or would be required to be recognized in the Consolidated Financial Statements as of September 30, 2021.